Business Acquisitions - Schedule of Purchase Price Allocation (Footnote) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Business Acquisition [Line Items]
Purchase price	$ 0	$ 2,289,709	$ 603,724
ResCap [Member]
Business Acquisition [Line Items]
Advances	0	54,220
ResCap [Member] | Mortgage Servicing Rights [Member]
Business Acquisition [Line Items]
Purchase price	$ 174,600
Advances		$ 54,220